P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

March 25, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Retail and Class I2 Prospectuses dated March 1, 2014, as filed electronically via EDGAR with the Securities and Exchange Commission on March 6, 2014 (Accession #0001193125-14-086504).

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Vice President and Senior Counsel
Transamerica Asset Management, Inc.